Offerings - Offering: 1	Mar. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Amount Registered | shares	18,999,336
Proposed Maximum Offering Price per Unit	1.01
Maximum Aggregate Offering Price	$ 19,189,329.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,650.05
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of 18,999,336 shares of Class A Common Stock consisting of (i) 1,000,000 shares of Class A Common Stock issuable under the AEON Biopharma, Inc. 2025 Employment Inducement Incentive Plan, (ii) 17,857,080 shares of Class A Common Stock issuable under the AEON Biopharma, Inc. Amended and Restated 2023 Incentive Award Plan and (iii) 142,256 shares of Class A Common Stock issuable under the AEON Biopharma, Inc. 2023 Employee Stock Purchase Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Registrant's Class A Common Stock as reported on NYSE American LLC on March 26, 2026. The Registrant does not have any fee offsets.